Critical accounting estimates and judgements - Share-based payments provision sensitivity (Details) £ in Thousands	12 Months Ended
Dec. 31, 2022 GBP (£)
Critical accounting estimates and judgments [Abstract]
Effect on profit before tax, favorable	£ (297)
Effect on profit before tax, unfavorable	297
Effect on equity, favorable	(297)
Effect on equity, unfavorable	£ 297